SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amounts due to related party	$ 64	$ 28
Due from related party	287	55
Advance		50
Investment	428	48
Total	715	153
Directors and Officers of the Company [Member]
IfrsStatementLineItems [Line Items]
Amounts due to related party	59	21
Related Company [Member]
IfrsStatementLineItems [Line Items]
Amounts due to related party	$ 5	$ 7